ACQUISITIONS (Details) (USD $)	3 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Aug. 12, 2014	Aug. 12, 2014 Hamilton Investment Group Inc [Member]	Dec. 31, 2012 AES [Member]	Dec. 31, 2013 AquaTex [Member]	Dec. 31, 2013 AquaTex [Member] Non-compete [Member]	Dec. 31, 2013 AquaTex [Member] Customer relationships [Member]
Business Acquisition [Line Items]
Cash consideration (paid and payable)						$ 290,000
Cash paid in acquisition					9,000,000	250,000	300,000
Shares issued in acquisition					3,523,554
Working Capital Target				2,200,000
Cash payable						40,000
Notes						1,300,000	500,000
Interest rate						5.00%	5.00%
Number of installment payments						6	12
Due date							Nov. 01, 2016
Stock					2,219,839	552,500	548,604
Shares issued in business acquisition						6,500,000	1,443,696
Value of shares issued in business acquisition							500,000
Related acquisition costs	141,370	17,000	147,788			146,000
Intangible asset acquired									$ 227,000
Useful life								3 years	7 years